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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2013

DATE OF REPORTING PERIOD: 03/31/2013

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2013.

INSTITUIONAL MONEY MARKET FUND

ANNUAL FINANICAL REPORT

MARCH 31, 2013

The

Education

Liquidity

Fund

Miles Funds, Inc.

Table of Contents

Message from the President

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Report of Independent Registered Public Accounting Firm

Directors and Officers

Additional Information

Miles Funds, Inc.

Message from the President

We are pleased to present the annual report for Miles Funds, Inc. for the twelve month period from April 1, 2012 through March 31, 2013.

Yields on money market funds continued at historically low levels throughout this fiscal year.  The letter from the investment adviser will give you detailed commentary and data for a more in-depth review of the economy over the last fiscal year.

We at Miles Capital believe that discipline, focus, experience, and teamwork are the keys to investment performance.  We thank you for your continued confidence and support of the Miles Funds, Inc.

David W. Miles

President, Miles Funds, Inc.

The Miles Funds are distributed by Foreside Distribution Services, L.P.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information is not authorized for distribution unless accompanied by a current prospectus.  An investor should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 1-866-720-2995.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

Central bank activity, the Italian elections and the bailout of Cyprus provided much drama in Europe over the past year, but domestic markets mostly shrugged.  Whether this response was appropriate remains to be seen, but there is no denying the importance of central bank intervention in the markets which is a meaningful contributor to higher equity prices.  As this “recovery” drags on, markets will be increasingly sensitive to Federal Reserve commentary, searching for signs of a reduction in market support.  That’s when the “fun” will truly begin.

Europe’s debt situation remains in flux, and leaders are buffeted by the demands for austerity by creditors and the frustration of their constituencies with those demands.  Elections in Italy, first held in February, have not yet resulted in a cohesive government.  And, the banking crisis in Cyprus has added a layer of complexity to the European sovereign debt situation. Larger concerns have arisen from bailout conditions proposed by European Union policy makers – specifically, a direct tax on depositors with funds in Cypriot banks.  The global financial community wondered if this represented a dangerous policy precedent that might be carried out in other countries.  Although comments by EU officials have quelled concerns, there is no doubt the solution to Cyprus’ banking woes is a costly one for investors.

While the question of the longevity of the European Union remains largely unresolved, the domestic picture is slowly improving.  Consumer activity is increasing as rising home prices and equity prices leave consumers feeling wealthier.  Fourth quarter GDP growth of 0.4 percent capped off a year of 2.2 percent percent growth which saw household wealth reach near-all-time highs.  Although consumers’ tax bills went up with the turn of the calendar, and sequestration has the potential to cut 0.5 percent from growth in 2013, corporate profit margins are near record levels and housing activity has picked up.  Growth is moving forward.

The big wild card is the Fed.  When will they take away the punch bowl?  The question has been posed in previous recoveries, but the magnitude of the Fed’s impact has never been greater.  The Fed is committed to encouraging risk-taking by investors, and until their employment and inflation targets are in sight, aggressive policy will continue.  In the meantime, we rely on our risk management framework to keep portfolios balanced and responsive to the changing environment.

Thank you for your ongoing support of the Miles Funds, Inc.

John Osier, CFA

Portfolio Manager, Fixed Income

Miles Capital, Inc.

Miles Funds, Inc.

Performance Report (unaudited)

The money market yield curve remained very flat over the past year, reflecting low economic growth expectations and market fears around Europe.  Overnight rates remain anchored at 0-0.25 percent, while the Fed provided more liquidity through additional asset purchases.  Until domestic growth improves, money market rates will stay historically low.

Institutional Money Market Fund

The Fund continues to invest in floating rate securities while also adding certificate of deposit purchases across the curve.  Agency securities are also being added in the six to nine month area to take advantage of the flatness of the curve.

An investment in the Miles Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Miles Funds, Inc.
Institutional Money Market Fund

	Schedule of Portfolio Investments
March 31, 2013

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
U.S. Government Agencies (25.19%)					Certificates of Deposit (continued)
Federal Farm Credit Bank					EnerBank USA, UT Certificate of Deposit
$ 2,000,000	0.300%	**	04/11/13	$ 2,000,037	$ 245,000	0.400%	05/29/13	$ 245,000
300,000	0.260%	*	10/15/13	299,836	Newburyport Bank, MA Certificate of Deposit
500,000	0.300%	*	07/14/14	499,546	246,474	0.400%	05/29/13	246,474
2,000,000	0.214%	***	10/24/14	1,999,683	Banco Bilbao, PR Certificate of Deposit
					245,000	0.500%	05/30/13	245,000
Federal Home Loan Bank					Goldman Sachs Bank, NY Certificate of Deposit
1,500,000	0.400%		06/21/13	1,500,763	245,000	0.400%	05/30/13	245,000
5,000,000	4.000%		09/06/13	5,082,484	Safra National, NY Certificate of Deposit
1,500,000	3.625%		10/18/13	1,528,218	245,000	0.400%	05/31/13	245,000
					Huntington National Bank, OH Certificate of Deposit
Federal Home Loan Mortgage Corporation					245,000	0.450%	05/31/13	245,000
2,000,000	0.330%	*	09/12/13	1,999,685	Ally Bank, UT Certificate of Deposit
					245,000	0.450%	06/06/13	245,000
Federal National Mortgage Association					Doral Bank, PR Certificate of Deposit
4,000,000	1.750%		05/07/13	4,006,015	245,000	0.500%	06/07/13	245,000
3,400,000	0.360%	**	06/23/14	3,408,023	First National Bank, NE Certificate of Deposit
	(Cost $22,324,290)			22,324,290	245,000	0.500%	06/07/13	245,000
					Everbank, FL Certificate of Deposit
Certificates of Deposit (10.85%)					245,000	0.400%	08/29/13	245,000
Merrick Bank, UT Certificate of Deposit					Wex Bank, UT Certificate of Deposit
240,000	0.400%		04/01/13	240,000	245,000	0.400%	08/30/13	245,000
Bank Hapoalim, NY Certificate of Deposit					Beal Bank, TX Certificate of Deposit
240,000	0.450%		04/11/13	240,000	245,000	0.400%	11/06/13	245,000
GE Capital Retail Bank, UT Certificate of Deposit					Discover Bank, DE Certificate of Deposit
245,000	0.350%		04/12/13	245,000	245,000	0.350%	11/07/13	245,000
Beal Bank, NV Certificate of Deposit					BMW Bank, UT Certificate of Deposit
245,000	0.400%		04/24/13	245,000	245,000	0.350%	11/14/13	245,000
Firstbank, PR Certificate of Deposit					Synovus Bank, GA Certificate of Deposit
245,000	0.400%		05/03/13	245,000	245,000	0.350%	11/15/13	245,000
Bank of India, NY Certificate of Deposit					Bank of Baroda, NY Certificate of Deposit
245,000	0.550%		05/08/13	245,000	245,000	0.650%	11/29/13	245,000
Bank of China, NY Certificate of Deposit					Treynor State Bank, IA Certificate of Deposit
245,000	0.600%		05/09/13	245,000	Account Registry Service (CDARS) *****
First Niagara Bank, NY Certificate of Deposit					500,000	0.350%	12/05/13	500,000
245,000	0.300%		05/09/13	245,000	1,000,000	0.350%	12/12/13	1,000,000
					1,010,022	0.350%	12/26/13	1,010,022

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Deposit Account interest rates fluctuate as determined by individual bank
*****	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum

See accompanying notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund

			Amortized				Amortized
Par Value	Description		Cost	Par Value	Description		Cost
Certificates of Deposit (continued)				Deposit Accounts (continued)
City State Bank, IA Certificate of Deposit				Iowa State Bank, Des Moines, IA
$ 246,600	0.550%	01/27/14	$ 246,600	$ 245,000	0.300%		$ 245,000
Fifth Third Bank, OH Certificate of Deposit				Nationwide Bank, Columbus, OH
245,000	0.400%	02/06/14	245,000	245,000	0.300%		245,000
Freedom Financial Bank, IA Certificate of Deposit				Northwest Bank, Spencer, IA
250,000	0.500%	02/07/14	250,000	245,000	0.400%		245,000
Great Western Bank, SD Certificate of Deposit				Treynor State Bank, Treynor, IA
245,000	0.250%	03/12/14	245,000	245,000	0.500%		245,000
First National Bank, TX Certificate of Deposit				Federally Insured Cash Account ******
250,000	0.700%	03/21/14	250,000	30,012,351	0.220%		30,012,351
	(Cost $9,618,096)		9,618,096		(Cost $33,687,351)		33,687,351

Deposit Accounts **** (38.01%)				Repurchase Agreements (25.88%)
Bank Iowa, West Des Moines, IA				Merrill Lynch, Pierce, Fenner and Smith Inc.
245,000	0.200%		245,000	22,943,824	0.140%	04/01/13	22,943,824
Bank of the West, Des Moines, IA					(Cost $22,943,824)		22,943,824
245,000	0.400%		245,000		(Purchased on 03/28/13; proceeds at
Boone Bank and Trust, Boone, IA					maturity $22,944,181; collateralized by
245,000	0.150%		245,000		$17,912,881 U.S. Government Agencies,
Central State Bank, State Center, IA					01/15/26, collateral worth $23,402,783)
245,000	1.000%		245,000
Citizens State Bank, Pocahontas, IA					Total Investments (99.93%)
245,000	0.400%		245,000		(Cost $88,573,561) (1)		$ 88,573,561
Community Bank, Oelwein, IA					Other Assets and Liabilities (0.07%)		58,811
245,000	0.600%		245,000
Community Savings Bank, Manchester, IA					Net Assets		$ 88,632,372
245,000	0.520%		245,000
Fidelity Bank, Huxley, IA
245,000	0.600%		245,000
First Community Bank, Newell, IA
245,000	0.400%		245,000
First National Bank, Creston, IA
245,000	0.400%		245,000
First National Bank, Sioux Center, IA
245,000	0.450%		245,000

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Deposit Account interest rates fluctuate as determined by individual bank
*****	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum
(1)	Also approximates cost for tax purposes

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities
March 31, 2013

Institutional
Money Market
Fund

ASSETS:
Investments, at value (amortized cost):
Unaffiliated issuers	$ 65,629,737
Repurchase agreements	22,943,824
Total investments	88,573,561
Interest and dividends receivable	96,036
Prepaid expenses	6,000
Total assets	88,675,597
LIABILITIES:
Dividends payable	682
Accrued expenses and other payables:
Investment advisory fees	4,787
Administration fees	5,285
Accrued expenses and accounts payable	32,471
Total liabilities	43,225
Net assets	$ 88,632,372
NET ASSETS:
Paid-in capital	$ 88,632,372
Net assets	$ 88,632,372
Authorized shares	1,250,000,000
Capital shares outstanding	88,632,372
Net asset value--offering and redemption price per share	$ 1.00

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Operations
For the Year Ended March 31, 2013

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 226,326
Total investment income	226,326

EXPENSES:
Investment advisory fees	231,248
Administration fees	127,631
Accounting fees	26,969
Custody fees	15,960
Legal fees	6,033
Audit and tax fees	20,816
Directors' fees	12,859
Affiliated transfer agent fees	6,000
Registration and filing fees	1,313
Insurance expense	9,079
Pricing service expense	2,417
Other	1,607
Total expenses	461,932
Less: Expenses voluntarily reduced/waived	(252,364)
Net expenses	209,568
Net investment income	$ 16,758

See accompanying notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets
March 31, 2013 and 2012
	Institutional Money Market Fund
	Year	Year
	Ended	Ended
	March 31, 2013	March 31, 2012
OPERATIONS:
Net investment income	$ 16,758	$ 42,845
Change in net assets resulting from operations	16,758	42,845

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital shares	(16,758)	(42,845)
Change in net assets from shareholder distributions	(16,758)	(42,845)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital shares	238,071,147	223,204,714
Reinvestments:
Capital shares	18,229	40,691
Redemptions:
Capital shares	(222,283,122)	(206,216,409)
Change in net assets from capital transactions	15,806,254	17,028,996
Change in net assets	15,806,254	17,028,996

NET ASSETS:
Beginning of period	72,826,118	55,797,122
End of period	$ 88,632,372	$ 72,826,118

SHARE TRANSACTIONS:
Issued:
Capital shares	238,071,147	223,204,714
Reinvestments:
Capital shares	18,229	40,691
Redemptions:
Capital shares	(222,283,122)	(206,216,409)
Change in shares	15,806,254	17,028,996

See accompanying notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements

March 31, 2013

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2013

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2009.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Subsequent Events

The Fund has evaluated the effects of subsequent events that occurred subsequent to March 31, 2013, and there have been no material events that would require recognition in the Fund’s financial statements or disclosure in the notes to the financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  On May 23, 2012, the Board approved the amendment of the investment advisory fee from an annual rate of 0.35 percent to 0.20 percent.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.029 to 0.149 percent during the year ended March 31, 2013.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  On May 23, 2012, the Board approved the amendment of the management and administration fee from an annual rate of 0.21 percent to 0.10 percent.  Miles Capital voluntarily limited administrative fees for the Fund to 0.07 percent during the year ended March 31, 2013.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Fund during the year ended March 31, 2013.

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2013

Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the year ended March 31, 2013, Miles Capital received no transfer agent service fees.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the year ended March 31, 2013 are as follows:

Expenses Voluntarily Reduced/Waived:
Investment advisory fees	$ 133,692
Administration fees	64,703
Accounting fees	26,969
Transfer agent fees	6,000
Various other fees	21,000
Total expenses voluntarily reduced/waived	$ 252,364

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

Distributable earnings for tax purposes as of March 31, 2013:

Ordinary Income	$ 682
Long-term Gains	--
$ 682

Distributions for tax purposes for year ended March 31, 2013:

Ordinary Income	$ 16,758
Long-term Capital Gains	--
$ 16,758

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Miles Funds, Inc.

Notes to Financial Statements (continued)

March 31, 2013

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the demand accounts which are considered Level 1 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $6,876,693,517 and $6,860,802,532, respectively, for the year ended March 31, 2013.

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Year Ended March 31,
	2013	2012	2011	2010	2009

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.000	$0.001	$0.002	$0.003	$0.017

Dividends and Distributions	($0.000)	($0.001)	($0.002)	($0.003)	($0.017)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return**	0.02%	0.05%	0.16%	0.26%	1.64%

Ratio of Expenses to Average
Net Assets, After Waivers	0.23%	0.17%	0.19%	0.32%	0.25%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.02%	0.05%	0.16%	0.26%	1.66%

Ratio of Expenses to Average
Net Assets, Before Waivers*	0.51%	0.70%	0.73%	0.73%	0.74%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers*	(0.26%)	(0.48%)	(0.37%)	(0.14%)	1.17%

Net Assets, End of Period (000 Omitted)	$88,632	$72,826	$55,797	$57,769	$61,107

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return assumes reinvestment of net investment income and is calculated based on the net asset value of the last business day.

Independent Auditors’ Report

The Board of Directors and Shareholders

Miles Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Institutional Money Market

Fund of Miles Funds, Inc. (the Fund), including the schedule of portfolio investments, as of March 31,

2013, and the related statement of operations for the year ended March 31, 2013, and the related statements of changes in net assets, and the financial highlights for each of the years ended March 31, 2013 and 2012.

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for each of the three years ended March 31, 2011, were audited by other auditors whose report dated May 25, 2011, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight

Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Money Market Fund of Miles Funds, Inc. as of

March 31, 2013, and the results of its operations for the year ended March 31, 2013, and the changes in its net assets and its financial highlights for each of the years ended March 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Des Moines, Iowa

May 24, 2013

KPMG LLP

2500 Ruan Center

666 Grand Avenue

Des Moines, IA 50309

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Miles Funds, Inc. (unaudited)

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Miles Capital Funds complex.

Name, Contact Address and Age	Position held with Miles Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of Miles Funds (five years)
Independent Directors:
Debra L. Johnson Jones 1415 28th Street, #200 West Des Moines, IA 50266 Age 52	Director	Since 1998	CEO, Co-Founder, EnVest Partners, 2011-present President, Vodaci Technologies 2000 to 2011	1	None
Steven Zumbach 1415 28th Street, #200 West Des Moines, IA 50266 Age 63	Chair, Director	Since 1998	Attorney, Belin McCormick, P.C. 1977 to present	1	None
Interested Director:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 56	Director	Since March, 2010	CEO, Miles Capital 2009 to present; Miles Group 2007 to 2009	1	None
Officers:
David Miles 1415 28th Street, #200 West Des Moines, IA 50266 Age 56	President	Since March, 2010	CEO, Miles Capital 2009 to present; Miles Group 2007 to 2009	N/A	N/A
Amy Mitchell 1415 28th Street, #200 West Des Moines, IA 50266 Age 43	Secretary/ Treasurer	Since 1998	Secretary and Director Administration, Miles Capital 1990 to present	N/A	N/A
Vera Lichtenberger 1415 28th Street, #200 West Des Moines, IA 50266 Age 61	Chief Compliance Officer	Since 2004	Chief Compliance Officer, Miles Capital 2004 to present	N/A	N/A

The Statement of Additional Information (SAI) has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-343-7084.

Miles Funds, Inc.

Additional Information (unaudited)

March 31, 2013

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.  The table on the following page illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	10/1/2012	3/31/2013	10/1/12-3/31/13	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.06	$1.17	0.23%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,023.76	$1.18	0.23%

*Expenses (after waivers) are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

March 31, 2013

2.

 Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

 Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Fund.  Since the Fund only holds non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available:

By calling the Fund toll free at 1-800-343-7084,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

3.  Basis for Approval of the Investment Advisory Agreement

The Board approved the continuation of the investment advisory agreement with Miles Capital at its March, 2013 meeting. The Board determined that continuing the agreement was in the best interests of the Fund and its shareholders. The decision was based on an evaluation of the investment adviser on the date of the meeting, as well as the evaluation the Board undertakes throughout the year. The Board reviewed a great deal of data, including the factors summarized below, in coming to its decision.  The Board based its decision on the totality of the information reviewed and discussed, with no single factor determining its decision.

The Board reviewed the quality of the investment advice.  The Board noted the stability of the management team, as well as their extensive experience. Miles Capital has been the Fund adviser since its inception.

The Board reviewed the investment performance of the Fund, comparing the performance with peer group rankings as well as benchmarks. The Board reviews the investment performance throughout the year, as well as at the meeting where it decides whether to continue the investment advisory agreement. The Board noted that throughout the year the adviser had brought to the Board its recommendations for Fund improvement, and the implementation of those recommendations resulted in better fund performance.

The Board also reviewed the advisory fees charged under the agreement, and compared those fees with fees charged by other advisers of comparable funds, as well as comparing the fees charged by the adviser to its other clients. The Board reviewed the fee waivers in effect throughout the past 12 months, and the fee waivers which were in effect at the date of the meeting.  The Board determined that the fees charged under the advisory agreement were reasonable in comparison to peer group fees for similar funds.

The Board also reviewed the Fund’s total expense ratio relative to the peer group.  The Board noted that money market funds are facing pressure across the board, with fee waivers and expense supplements almost universal to maintain a positive yield.

The parent company of the adviser, Miles Capital Holdings, Inc., is a privately held company.  The Board noted the extensive fee waivers in effect, and the decline in revenue to the adviser, with no decline in investment personnel. The Board also noted that no soft dollars arrangements are in effect for the Fund.

The Board will consider whether to continue the advisory agreement again in one year.

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, LLP

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa  50309

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2013.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT REVIEW FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit review financial expert serving as its audit reviewer.

(a)(2) Debra Jones is the independent director named as the audit review financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

March 31, 2012

$17,550

March 31, 2013

$18,425

(B)AUDIT-RELATED FEES. NONE.

(C) TAX PREPARATION FEES.

March 31, 2012

$4,500

March 31, 2013

$4,725

(D)NOT APPLICABLE.

(E)NOT APPLICABLE.

(F)NOT APPLICABLE.

(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant as well as tax preparation (both years).

March 31, 2012

$22,050

March 31, 2013

$23,150

(H) The audit reviewers of the registrant’s Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF JUNE 5, 2013, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

David W. Miles, President

Date: June 5, 2013

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President and Principal Executive,

June 5, 2013

Treasurer and Principal Financial and Accounting Officer,

Amy M. Mitchell

June 5, 2013